Expense Example	Jul. 31, 2025 USD ($)
Conservative Allocation Fund | Conservative Allocation - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	937
Conservative Allocation Fund | Conservative Allocation - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,211
Core Plus Income Fund | Core Plus Income Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	646
Core Plus Income Fund | Core Plus Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	954
Large Cap Equity Fund | Large Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Large Cap Equity Fund | Large Cap Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Multi Cap Equity Fund | Multi Cap Equity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Multi Cap Equity Fund | Multi Cap Equity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,410
Partners III Opportunity Fund | Partners III Opportunity Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Partners III Opportunity Fund | Partners III Opportunity Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
Short Duration Income Fund | Short Duration Income Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	668
Short Duration Income Fund | Short Duration Income Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,049
Ultra Short Government Fund | Ultra Short Government Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 634